AB Municipal Income Fund, Inc.

AB National Portfolio

Portfolio of Investments

August 31, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 100.3%
Long-Term Municipal Bonds – 100.0%
Alabama – 2.4%
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2021 4.00%, 10/01/2052	$3,000	$3,005,293
County of Jefferson AL Series 2017 5.00%, 09/15/2033	1,000	1,084,863
County of Jefferson AL Sewer Revenue Series 2013-D 6.00%, 10/01/2042	3,000	3,234,982
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2016 5.00%, 02/01/2036	2,500	2,573,344
Series 2021 4.00%, 02/01/2038	2,135	2,033,358
Jefferson County Board of Education/AL Series 2018 5.00%, 02/01/2042	3,010	3,216,694
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The)) Series 2020 4.00%, 12/01/2050	20,000	20,191,236
Sumter County Industrial Development Authority/AL (Enviva, Inc.) Series 2022 6.00%, 07/15/2052	4,650	4,554,880
Water Works Board of the City of Birmingham (The) Series 2015-A 5.00%, 01/01/2033 (Pre-refunded/ETM)	2,115	2,239,832

		42,134,482

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	325	348,852
Series 2018 7.125%, 09/01/2038(a)	1,490	1,716,251

		2,065,103

Arizona – 3.1%
Arizona Health Facilities Authority (HonorHealth)
Series 2014-A 5.00%, 12/01/2033	9,175	9,550,320
5.00%, 12/01/2034	3,440	3,576,228
Arizona Industrial Development Authority (Arizona Industrial Development Authority) Series 2019-2, Class A 3.625%, 05/20/2033	5,123	4,950,697

	Principal Amount (000)	U.S. $ Value

Arizona Industrial Development Authority (KIPP Nashville Obligated Group) Series 2022-A 5.00%, 07/01/2062	$1,575	$1,529,050
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(a)	3,725	3,959,801
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.222%, 07/01/2030	2,000	1,693,971
2.742%, 07/01/2035	2,000	1,583,955
2.842%, 07/01/2036	2,000	1,556,925
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.071%, 07/01/2032	1,000	822,078
2.521%, 07/01/2036	2,500	1,947,737
Industrial Development Authority of the County of Pima (The) (Edkey, Inc. Obligated Group) Series 2020 5.00%, 07/01/2040(a)	1,355	1,326,648
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(a)	1,000	866,820
Maricopa County Special Health Care District Series 2018-C 5.00%, 07/01/2034	1,000	1,095,676
5.00%, 07/01/2035	6,000	6,559,932
5.00%, 07/01/2036	7,800	8,513,767
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.25%, 12/01/2023	3,685	3,770,005
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.00%, 10/01/2037(a)	1,200	1,158,421

		54,462,031

Arkansas – 0.0%
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052(a) (b)	500	492,734

California – 11.2%
Alameda Corridor Transportation Authority Series 2022-A 0.00%, 10/01/2048	4,000	2,019,768
Bay Area Toll Authority Series 2013-S 5.00%, 04/01/2031 (Pre-refunded/ETM)	5,560	5,647,393

	Principal Amount (000)	U.S. $ Value

California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(a)	$2,000	$1,777,446
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)	5,000	4,443,615
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(a)	1,000	718,439
4.00%, 08/01/2046(a)	1,000	793,859
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022-A 4.50%, 08/01/2052(a)	2,000	1,772,086
California Educational Facilities Authority (Chapman University) Series 2015 5.00%, 04/01/2045	4,000	4,123,881
California Educational Facilities Authority (Leland Stanford Junior University (The)) Series 2014-U 5.00%, 05/01/2045	3,000	3,544,191
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033	565	560,282
Series 2021-1, Class A 3.50%, 11/20/2035	979	912,244
Series 2021-2 0.823%, 03/25/2035	2,500	145,843
Series 2021-3, Class A 3.25%, 08/20/2036	989	893,718
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2035	1,000	1,046,686
5.00%, 05/15/2036	1,215	1,269,423
5.00%, 05/15/2037	1,000	1,042,273
5.00%, 05/15/2038	2,250	2,339,462
5.00%, 05/15/2041	915	946,804
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 5.00%, 12/31/2035	4,300	4,442,914
5.00%, 12/31/2036	3,910	4,032,913
5.00%, 12/31/2043	12,250	12,480,001
5.00%, 12/31/2047	2,075	2,104,944

	Principal Amount (000)	U.S. $ Value

California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 07/01/2037(a)	$5,795	$5,808,106
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2041(a)	3,090	3,102,714
California State University Series 2021-B 2.374%, 11/01/2035	2,000	1,563,333
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2041(a)	1,400	1,390,571
5.25%, 12/01/2056(a)	1,000	1,000,817
Series 2018 5.25%, 12/01/2048(a)	785	787,915
Series 2018-A 5.50%, 12/01/2058(a)	1,090	1,102,561
City of Los Angeles CA Wastewater System Revenue Series 2013-A 5.00%, 06/01/2033	9,310	9,479,510
City of Los Angeles Department of Airports Series 2022 3.25%, 05/15/2049	1,000	789,356
Series 2022-H 4.00%, 05/15/2047	3,000	2,801,898
5.25%, 05/15/2047	5,000	5,384,082
CMFA Special Finance Agency Series 2022-A 4.00%, 08/01/2058(a)	2,000	1,670,716
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(a)	1,000	888,031
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 3.00%, 08/01/2056(a)	4,000	2,821,934
4.00%, 08/01/2047(a)	1,000	771,936
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(a)	1,000	740,768
4.00%, 05/01/2057(a)	2,000	1,467,061
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(a)	2,000	1,775,611

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Crescent) Series 2022 4.30%, 07/01/2059(a)	$2,000	$1,744,178
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(a)	1,000	723,491
4.00%, 07/01/2058(a)	1,000	724,922
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(a)	1,500	1,064,509
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(a)	1,480	1,065,722
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(a)	3,300	2,543,372
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(a)	1,245	908,805
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(a)	2,000	1,436,353
Golden State Tobacco Securitization Corp. Series 2021 3.85%, 06/01/2050	2,500	2,264,210
Hastings Campus Housing Finance Authority Series 2020-A 5.00%, 07/01/2061(a)	3,100	2,947,319
Los Angeles Department of Water & Power Power System Revenue Series 2013-A 5.00%, 07/01/2031	9,115	9,193,254
Series 2013-B 5.00%, 07/01/2029	5,630	5,753,224
5.00%, 07/01/2030	10,000	10,213,037
Los Angeles Department of Water & Power Water System Revenue Series 2013-B 5.00%, 07/01/2032	1,900	1,940,319
Manteca Unified School District (Manteca Unified School District CFD No. 89-1) Series 2001 Zero Coupon, 09/01/2031	11,910	8,415,668
Morongo Band of Mission Indians (The) Series 2018-A 5.00%, 10/01/2042(a)	4,500	4,780,543

	Principal Amount (000)	U.S. $ Value

Ontario Redevelopment Financing Authority Series 1993 5.80%, 08/01/2023 (Pre-refunded/ETM)	$220	$226,716
Port of Los Angeles Series 2014-A 5.00%, 08/01/2034	5,790	6,010,964
Sacramento County Water Financing Authority (Sacramento County Water Agency) Series 2007-B 1.629% (LIBOR 3 Month + 0.57%), 06/01/2039(c)	8,075	7,150,576
San Francisco Intl Airport Series 2019-A 5.00%, 05/01/2049	17,000	17,609,799
State of California Series 2013 5.00%, 11/01/2029	8,000	8,251,291
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 Zero Coupon, 06/01/2060	1,000	165,657
University of California Series 2013-A 5.00%, 05/15/2030 (Pre-refunded/ETM)	1,480	1,507,463
5.00%, 05/15/2030	1,720	1,750,876

		198,797,373

Colorado – 0.9%
City & County of Denver CO. Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2031	820	881,526
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2049	1,000	1,057,704
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041(a)	2,500	1,960,501
E-470 Public Highway Authority Series 2021-B 1.884% (SOFR + 0.35%), 09/01/2039(c)	2,000	1,979,486
Johnstown Plaza Metropolitan District Series 2022 4.25%, 12/01/2046	1,000	862,490
Park Creek Metropolitan District Series 2015-A 5.00%, 12/01/2034	1,300	1,359,737
State of Colorado Series 2022 6.00%, 12/15/2041	5,000	6,083,993

	Principal Amount (000)	U.S. $ Value

Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2017-A 5.00%, 12/01/2038	$1,000	$995,521

		15,180,958

Connecticut – 1.4%
Connecticut State Health & Educational Facilities Authority (Fairfield University) Series 2022-U 4.00%, 07/01/2052	10,000	8,959,445
State of Connecticut Series 2015-B 5.00%, 06/15/2032	2,350	2,495,204
Series 2015-F 5.00%, 11/15/2030	2,000	2,144,109
5.00%, 11/15/2031	2,500	2,677,392
State of Connecticut Special Tax Revenue Series 2012-A 5.00%, 01/01/2029	6,445	6,501,799
Series 2020 5.00%, 05/01/2038	1,400	1,535,926
5.00%, 05/01/2040	1,000	1,092,231

		25,406,106

Delaware – 0.0%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2016 5.00%, 09/01/2046	550	559,136

District of Columbia – 0.8%
Metropolitan Washington Airports Authority Aviation Revenue Series 2020-A 4.00%, 10/01/2036	2,500	2,428,634
4.00%, 10/01/2037	2,000	1,932,003
Metropolitan Washington Airports Authority Dulles Toll Road Revenue AGM Series 2019 4.00%, 10/01/2053	2,990	2,674,785
AGM Series 2022 4.00%, 10/01/2052	6,975	6,354,182

		13,389,604

Florida – 6.0%
Align Affordable Housing Bond Fund LP (SHI – Lake Worth LLC) Series 2021 3.25%, 12/01/2051(a)	3,000	2,653,303
Bexley Community Development District Series 2016 4.70%, 05/01/2036	1,750	1,754,366
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group) Series 2014 5.00%, 04/01/2033	1,500	1,554,007

	Principal Amount (000)	U.S. $ Value

Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 5.875%, 07/01/2040(a)	$1,000	$967,220
Capital Trust Agency, Inc. (Educational Growth Fund LLC) Series 2021 5.00%, 07/01/2056(a)	3,000	2,818,614
Capital Trust Agency, Inc. (Team Success A School of Excellence, Inc.) Series 2020 4.25%, 06/01/2030(a)	1,585	1,486,982
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2038	1,000	486,006
County of Broward FL Airport System Revenue Series 2019-A 4.00%, 10/01/2044	1,210	1,132,899
5.00%, 10/01/2038	1,340	1,409,080
Series 2019-C 2.384%, 10/01/2026	5,500	5,149,009
County of Lake FL (Waterman Communities, Inc.) Series 2020 3.375%, 08/15/2026	640	640,247
County of Miami-Dade FL Series 2012-B 5.00%, 10/01/2030 (Pre-refunded/ETM)	3,450	3,457,669
5.00%, 10/01/2031 (Pre-refunded/ETM)	6,000	6,013,337
County of Miami-Dade FL Aviation Revenue Series 2014-A 5.00%, 10/01/2033	1,700	1,749,376
Series 2015-A 5.00%, 10/01/2038	4,300	4,454,668
Series 2019-A 5.00%, 10/01/2049	2,500	2,554,809
County of Miami-Dade Seaport Department AGM Series 2021-A 4.00%, 10/01/2041	9,500	9,136,442
Florida Development Finance Corp. (Assistance UnLtd., Inc.) Series 2022 6.00%, 08/15/2057(a) (b)	1,000	975,702
Florida Development Finance Corp. (Brightline Trains Florida LLC) Series 2020 7.375%, 01/01/2049(a)	1,000	950,730
Series 2022 2.90%, 12/01/2056 (Pre-refunded/ETM)	12,760	12,694,386
Florida Development Finance Corp. (Lakeland Regional Health Systems Obligated Group) Series 2021 4.00%, 11/15/2037	2,400	2,307,507
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2020-A 5.00%, 06/15/2050	1,000	1,015,507

	Principal Amount (000)	U.S. $ Value

Florida Higher Educational Facilities Financial Authority (Nova Southeastern University, Inc.) Series 2016 5.00%, 04/01/2032	$1,125	$1,180,219
Greater Orlando Aviation Authority Series 2017-A 5.00%, 10/01/2031	1,200	1,288,643
Series 2019-A 5.00%, 10/01/2049	5,000	5,192,157
Series 2022-A 4.00%, 10/01/2052	2,500	2,286,054
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2016 5.00%, 06/01/2036	2,190	2,283,946
Marshall Creek Community Development District Series 2016 6.32%, 05/01/2045	115	110,464
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2017 5.00%, 05/01/2032	1,390	1,352,666
Martin County Health Facilities Authority (Cleveland Clinic Health System Obligated Group) Series 2019 4.00%, 01/01/2046	1,000	947,450
Miami-Dade County Expressway Authority Series 2014-B 5.00%, 07/01/2031	3,750	3,871,699
North Broward Hospital District Series 2017-B 5.00%, 01/01/2035	5,230	5,417,191
Orange County Health Facilities Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2023 4.00%, 08/01/2042(b)	1,000	862,512
Orange County School Board (Orange County School Board COP) Series 2016-C 5.00%, 08/01/2034	5,000	5,386,706
Palm Beach County Health Facilities Authority (ACTS Retirement-Life Communities, Inc. Obligated Group) Series 2020-B 4.00%, 11/15/2041	250	232,504
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2020 2.625%, 06/01/2025	635	635,000
Polk County Industrial Development Authority (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(a)	1,000	1,034,746

	Principal Amount (000)	U.S. $ Value

Sarasota County Health Facilities Authority (Village On the Isle) Series 2017-A 5.00%, 01/01/2042	$1,100	$1,053,890
South Florida Water Management District (South Florida Water Management District COP) Series 2016 5.00%, 10/01/2033	5,000	5,361,228
St. Johns County Industrial Development Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2020 4.00%, 08/01/2055	1,000	906,077
Tampa-Hillsborough County Expressway Authority Series 2017-C 5.00%, 07/01/2048	2,795	2,963,868

		107,728,886

Georgia – 1.9%
City of Atlanta GA Department of Aviation Series 2022-B 5.00%, 07/01/2047	15,000	15,769,041
Development Authority of Appling County (Oglethorpe Power Corp.) Series 2020 1.50%, 01/01/2038	2,300	2,192,044
Development Authority of Burke County (The) (Oglethorpe Power Corp.) Series 2020 1.50%, 01/01/2040	7,350	7,005,011
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(a)	3,650	3,541,483
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2037	150	156,072
5.00%, 01/01/2039	205	213,255
5.00%, 01/01/2048	375	383,287
5.00%, 01/01/2056	1,350	1,392,354
5.00%, 01/01/2059	390	395,619
Series 2022 5.50%, 07/01/2063	2,000	2,084,152

		33,132,318

Guam – 0.4%

Territory of Guam Series 2019 5.00%, 11/15/2031	280	285,371
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029	1,840	1,923,285
5.00%, 12/01/2030	565	588,369
5.00%, 12/01/2032	790	816,619

	Principal Amount (000)	U.S. $ Value
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015-D 5.00%, 11/15/2032	$2,000	$2,058,103
5.00%, 11/15/2033	410	420,989
5.00%, 11/15/2035	1,365	1,397,193

		7,489,929

Hawaii – 1.4%
State of Hawaii Series 2016-F 4.00%, 10/01/2031	3,000	3,141,209
4.00%, 10/01/2033	5,000	5,193,009
4.00%, 10/01/2034	8,815	9,135,215
State of Hawaii Airports System Revenue Series 2022-A 5.00%, 07/01/2051	7,855	8,193,634

		25,663,067

Illinois – 7.9%
Chicago Board of Education Series 2017-D 5.00%, 12/01/2031	1,800	1,875,800
Series 2017-G 5.00%, 12/01/2034	2,350	2,440,021
Series 2017-H 5.00%, 12/01/2046	1,640	1,675,038
Series 2019-B 5.00%, 12/01/2030	235	250,253
5.00%, 12/01/2031	345	363,866
5.00%, 12/01/2032	155	162,823
5.00%, 12/01/2033	150	156,934
Series 2022-B 4.00%, 12/01/2041	4,000	3,656,901
Chicago O’Hare International Airport 4.50%, 01/01/2048	5,000	4,788,600
4.625%, 01/01/2053	4,000	3,870,040
5.25%, 01/01/2053	5,000	5,210,000
5.50%, 01/01/2055	10,900	11,597,164
Series 2018-A 5.00%, 01/01/2053	2,000	2,033,141
Chicago Transit Authority Capital Grant Receipts Revenue (City of Chicago IL Fed Hwy Grant) Series 2021 5.00%, 06/01/2027	2,400	2,620,422
5.00%, 06/01/2028	2,500	2,749,294
5.00%, 06/01/2029	1,000	1,110,355
Cook County Forest Preserve District Series 2012-C 5.00%, 12/15/2032	7,745	7,751,404
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	3,010	2,334,641
Illinois Finance Authority (State of Illinois Water Revolving Fund - Clean Water Program) Series 2020 4.00%, 07/01/2037	6,000	6,051,157

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (University of Chicago (The)) Series 2021-A 5.00%, 10/01/2023	$1,250	$1,282,491
Illinois State Toll Highway Authority Series 2017-A 5.00%, 01/01/2042	15,000	15,821,673
Series 2021-A 5.00%, 01/01/2043	15,000	16,221,505
Kane Cook & DuPage Counties School District No. U-46 Elgin Series 2015-D 5.00%, 01/01/2034	2,400	2,471,399
5.00%, 01/01/2035	1,850	1,904,056
Metropolitan Pier & Exposition Authority Series 2020 5.00%, 06/15/2050	6,000	6,117,900
Series 2022 4.00%, 12/15/2042	1,000	911,055
State of Illinois Series 2014 5.00%, 04/01/2030	2,680	2,742,713
Series 2017-D 5.00%, 11/01/2026	1,000	1,059,794
5.00%, 11/01/2028	8,700	9,285,788
Series 2018-A 5.00%, 10/01/2027	2,000	2,138,471
Series 2018-B 5.00%, 10/01/2026	10,000	10,588,913
Series 2019-B 4.00%, 11/01/2036	7,030	6,692,696
Village of Pingree Grove IL Special Service Area No. 7 Series 2015 4.50%, 03/01/2025	381	381,951
5.00%, 03/01/2036	2,317	2,276,856
Series 2015-B 6.00%, 03/01/2036	671	677,950

		141,273,065

Indiana – 1.3%
Indiana Finance Authority Series 2013-A 5.00%, 07/01/2044 (Pre-refunded/ETM)	1,930	1,967,585
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(a)	3,720	2,963,175
Indiana Finance Authority (CWA Authority, Inc.) Series 2014-A 5.00%, 10/01/2032	1,875	1,959,799
5.00%, 10/01/2033	4,570	4,770,078
5.00%, 10/01/2034	5,875	6,126,155
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 5.00%, 04/01/2029	1,080	1,165,267

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020 3.00%, 11/01/2030	$1,085	$1,003,285
Series 2020-A 3.00%, 11/01/2030	1,295	1,197,469
Series 2021-B 2.50%, 11/01/2030	525	467,402
Indiana Housing & Community Development Authority (Vita of Marion LLC) Series 2021-B 4.00%, 04/01/2024	900	869,539

		22,489,754

Iowa – 1.3%
Iowa Finance Authority Series 2022-E 2.396% (SOFR + 0.80%), 01/01/2052(c)	5,000	4,882,438
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2022 5.00%, 12/01/2050	10,000	10,232,866
Iowa Finance Authority (Wesley Retirement Services, Inc. Obligated Group) Series 2021 4.00%, 12/01/2031	590	555,470
4.00%, 12/01/2041	820	711,999
4.00%, 12/01/2046	550	457,606
4.00%, 12/01/2051	985	798,154
Iowa Tobacco Settlement Authority Series 2021-B 4.00%, 06/01/2049	4,725	4,471,978
Xenia Rural Water District Series 2016 5.00%, 12/01/2031 (Pre-refunded/ETM)	1,375	1,518,006

		23,628,517

Kansas – 0.1%
Kansas Development Finance Authority (State of Kansas Department of Administration Lease) Series 2021-K 1.369%, 05/01/2027	2,405	2,141,070

Kentucky – 1.0%
City of Henderson KY (Pratt Paper LLC) Series 2022 3.70%, 01/01/2032(a)	1,025	1,006,692
County of Trimble KY (Louisville Gas and Electric Co.) Series 2020 1.30%, 09/01/2044	1,500	1,257,331
Kentucky Economic Development Finance Authority (Louisville Arena Authority, Inc.) AGM Series 2017-A 5.00%, 12/01/2047	2,635	2,645,329

	Principal Amount (000)	U.S. $ Value

Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2015 5.25%, 06/01/2050	$3,015	$3,044,403
Kentucky Public Energy Authority (BP PLC) Series 2020-A 4.00%, 12/01/2050	3,000	3,021,323
Kentucky Public Energy Authority (Morgan Stanley) Series 2022-A 4.00%, 08/01/2052	2,000	1,983,447
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016 5.00%, 10/01/2030	2,330	2,481,222
5.00%, 10/01/2033	2,670	2,817,017

		18,256,764

Louisiana – 1.3%
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2033	3,790	4,065,500
5.00%, 10/01/2044	3,500	3,642,022
Louisiana Public Facilities Authority Series 2016 5.00%, 05/15/2034 (Pre-refunded/ETM)	20	21,645
Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group) Series 2016 5.00%, 05/15/2034	1,730	1,810,138
Louisiana Stadium & Exposition District Series 2021 4.00%, 07/03/2023	1,000	1,006,147
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(a)	555	614,221
6.35%, 10/01/2040(a)	475	525,684
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2019 2.00%, 06/01/2037	480	477,799
2.10%, 06/01/2037	600	591,492
2.20%, 06/01/2037	365	346,663
State of Louisiana Gasoline & Fuels Tax Revenue Series 2017-C 5.00%, 05/01/2035	4,500	4,910,742
5.00%, 05/01/2036	4,620	5,033,946

		23,045,999

	Principal Amount (000)	U.S. $ Value

Maine – 0.3%
Maine Health & Higher Educational Facilities Authority (Stephens Memorial Hospital Association) Series 2015 5.00%, 07/01/2033 (Pre-refunded/ETM)	$4,560	$4,765,179

Maryland – 1.4%
Maryland Economic Development Corp. (Ports America Chesapeake LLC) Series 2017-A 5.00%, 06/01/2035	1,035	1,104,187
Maryland Economic Development Corp. (Purple Line Transit Partners LLC) Series 2022 5.00%, 11/12/2028	2,000	2,128,497
5.25%, 06/30/2047	5,000	5,330,637
5.25%, 06/30/2052	1,000	1,060,346
Maryland Health & Higher Educational Facilities Authority (TidalHealth Obligated Group) Series 2020 4.00%, 07/01/2036	305	296,050
4.00%, 07/01/2037	360	347,899
5.00%, 07/01/2046	2,960	3,072,252
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050	3,000	3,279,388
Maryland State Transportation Authority Series 2021-A 5.00%, 07/01/2046	5,095	5,617,742
State of Maryland Department of Transportation (Baltimore/Washington International Thurgood Marshall Airport) Series 2021 5.00%, 08/01/2035	1,000	1,079,511
5.00%, 08/01/2036	1,000	1,077,004

		24,393,513

Massachusetts – 2.1%
Commonwealth of Massachusetts Series 2007-A 2.434% (LIBOR 3 Month + 0.57%), 05/01/2037(c)	4,250	4,075,209
Series 2022-B 4.00%, 02/01/2040	7,000	7,004,787
Commonwealth of Massachusetts (Commonwealth of Massachusetts COVID-19 Recovery Assessment Revenue) Series 2022-B 4.11%, 07/15/2031	2,300	2,274,944
Massachusetts Development Finance Agency (Emerson College) Series 2018 5.00%, 01/01/2048	1,180	1,212,523

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (President & Fellows of Harvard College) Series 2016-A 5.00%, 07/15/2040	$7,925	$9,319,050
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2036	2,385	2,490,082
Series 2017-L 5.00%, 07/01/2044	5,000	5,191,514
Massachusetts Development Finance Agency (Wellforce Obligated Group) Series 2019-A 4.00%, 07/01/2044	4,005	3,652,133
5.00%, 07/01/2044	2,000	2,077,179

		37,297,421

Michigan – 2.0%
City of Detroit MI Series 2014-B 4.00%, 04/01/2044	2,000	1,582,060
Series 2018 5.00%, 04/01/2036	835	860,564
Series 2021-A 5.00%, 04/01/2031	1,000	1,074,917
Series 2021-B 2.017%, 04/01/2023	375	369,636
2.189%, 04/01/2024	400	384,165
2.511%, 04/01/2025	500	469,834
3.644%, 04/01/2034	275	232,582
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2006-D 2.094% (LIBOR 3 Month + 0.60%), 07/01/2032(c)	5,000	4,912,438
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo Obligated Group) Series 2020 5.00%, 05/15/2055	2,000	1,777,141
Michigan Finance Authority Series 2014 5.00%, 06/01/2034 (Pre-refunded/ETM)	2,000	2,086,106
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) Series 2014-D4 5.00%, 07/01/2034	11,225	11,625,801
Michigan Finance Authority (Michigan Finance Authority School Loan Revolving Fund) Series 2019 2.366%, 09/01/2049	5,000	4,936,228

	Principal Amount (000)	U.S. $ Value

Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	$2,000	$1,685,478
Series 2020-B Zero Coupon, 06/01/2065	1,250	127,613
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2033	2,485	2,534,918
Plymouth Educational Center Charter School Series 2005 5.375%, 11/01/2030(d)	2,000	1,220,000

		35,879,481

Minnesota – 0.4%
Housing & Redevelopment Authority of The City of St. Paul Minnesota Series 2015-A 5.00%, 11/15/2040 (Pre-refunded/ETM)	1,000	1,072,035
Minneapolis-St Paul Metropolitan Airports Commission Series 2022-B 5.00%, 01/01/2047(b)	4,500	4,710,359
Minnesota Higher Education Facilities Authority (St. Olaf College) Series 2015-8 5.00%, 12/01/2030	1,000	1,061,425

		6,843,819

Missouri – 0.8%
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group) Series 2019 4.00%, 02/01/2042	2,900	2,578,696
4.00%, 02/01/2048	2,965	2,525,753
5.00%, 02/01/2042	2,695	2,766,819
5.00%, 02/01/2048	400	404,363
Howard Bend Levee District XLCA Series 2005 5.75%, 03/01/2025	190	195,313
5.75%, 03/01/2027	175	181,972
Joplin Industrial Development Authority (Freeman Health System Obligated Group) Series 2015 5.00%, 02/15/2035	1,485	1,504,966
Kansas City Industrial Development Authority Series 2019 5.00%, 07/01/2040(a)	470	417,520
Series 2021 2.00%, 11/15/2046	522	24,964
Kansas City Industrial Development Authority (Kansas City United Methodist Retirement Home Obligated Group) Series 2021-A 10.00%, 11/15/2037	360	321,429
Series 2021-C 7.50%, 11/15/2046	288	233,951

	Principal Amount (000)	U.S. $ Value

Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2021 5.00%, 11/15/2046	$1,169	$940,553
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2021-A 5.00%, 08/15/2056	2,700	2,421,233

		14,517,532

Nebraska – 0.3%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2017-A 5.00%, 09/01/2028	2,620	2,804,025
Omaha Public Power District Series 2014-A 5.00%, 02/01/2032	2,775	2,866,825

		5,670,850

Nevada – 1.0%
City of Carson City NV (Carson Tahoe Regional Healthcare) Series 2017 5.00%, 09/01/2042	1,965	2,025,166
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)	2,500	332,800
Clark County School District AGM Series 2019-B 3.00%, 06/15/2036	6,725	5,901,438
3.00%, 06/15/2037	4,305	3,712,169
County of Clark Department of Aviation (Las Vegas-McCarran International Airport) Series 2012-B 5.00%, 07/01/2029	6,070	6,084,167

		18,055,740

New Hampshire – 0.7%
New Hampshire Business Finance Authority Series 2020-1, Class A 4.125%, 01/20/2034	5,120	4,994,540
Series 2022-1 4.375%, 09/20/2036	7,984	7,643,885
Series 2022-2 0.334%, 09/20/2036	6,200	152,178

		12,790,603

New Jersey – 6.5%
Essex County Improvement Authority (Friends of TEAM Academy Charter School Obligated Group) Series 2021 4.00%, 06/15/2051	1,700	1,441,276

	Principal Amount (000)	U.S. $ Value

Morris-Union Jointure Commission (Morris-Union Jointure Commission COP) AGM Series 2013 5.00%, 08/01/2025	$2,055	$2,100,035
New Jersey Economic Development Authority Series 2016-B 5.50%, 06/15/2030 (Pre-refunded/ETM)	5,840	6,570,888
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2021-G 5.25%, 09/01/2023(a)	10,000	10,240,265
Series 2017-D 5.00%, 06/15/2034	2,000	2,107,260
5.00%, 06/15/2035	1,560	1,639,461
Series 2019-H 5.25%, 09/01/2022(a)	10,060	10,060,000
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2037	3,320	3,441,805
New Jersey Educational Facilities Authority (Ramapo College of New Jersey) AGM Series 2022-A 4.00%, 07/01/2042	725	696,833
4.00%, 07/01/2047	285	271,044
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease) Series 2017 5.00%, 10/01/2034	5,000	5,280,855
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	5,000	5,389,762
5.00%, 06/15/2029	2,175	2,336,582
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018-A 5.00%, 12/15/2033	1,640	1,751,774
5.00%, 12/15/2035	1,000	1,057,272
Series 2020-A 4.00%, 06/15/2045	7,585	6,971,992
New Jersey Turnpike Authority Series 2014-A 5.00%, 01/01/2033	4,750	4,919,366
Series 2015-E 5.00%, 01/01/2033	11,000	11,495,825
Series 2017-A 5.00%, 01/01/2034	5,000	5,378,900
Series 2020-D 5.00%, 01/01/2028	7,200	7,808,430
Series 2021-B 0.897%, 01/01/2025	5,000	4,670,031
State of New Jersey Series 2020 4.00%, 06/01/2030	4,500	4,799,687

	Principal Amount (000)	U.S. $ Value

Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	$11,255	$11,337,958
Union County Utilities Authority (County of Union NJ Lease) Series 2011-A 5.25%, 12/01/2031	4,325	4,332,235

		116,099,536

New York – 15.7%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(a)	7,015	7,225,498
City of New York NY Series 2019-B 4.00%, 10/01/2037	3,900	3,889,644
4.00%, 10/01/2039	1,825	1,789,905
4.00%, 10/01/2040	3,755	3,661,379
Series 2021 1.396%, 08/01/2027	5,205	4,593,718
Metropolitan Transportation Authority Series 2012-F 5.00%, 11/15/2027	1,680	1,689,439
Series 2013-B 5.00%, 11/15/2032 (Pre-refunded/ETM)	5,000	5,094,545
Series 2013-E 5.00%, 11/15/2032	5,000	5,074,464
Series 2016-A 4.00%, 11/15/2025	1,000	1,026,174
Series 2016-D 5.00%, 11/15/2027	1,000	1,063,368
5.00%, 11/15/2031	5,000	5,237,090
Series 2017-B 5.00%, 11/15/2024	1,755	1,833,403
Series 2017-C 5.00%, 11/15/2023	1,540	1,585,548
5.00%, 11/15/2024	1,045	1,091,678
5.00%, 11/15/2026	2,610	2,784,370
5.00%, 11/15/2028	1,000	1,071,544
5.00%, 11/15/2033	5,500	5,770,096
Series 2018-B 5.00%, 11/15/2026	1,000	1,066,561
Series 2020-A 5.00%, 02/01/2023	1,000	1,007,903
Series 2020-D 5.00%, 11/15/2043	1,000	1,030,095
Series 2020-E 4.00%, 11/15/2026	1,000	1,027,628
5.00%, 11/15/2027	1,000	1,079,125
5.00%, 11/15/2030	1,500	1,634,526
Series 2021-A 4.00%, 11/15/2050	2,000	1,760,975
Series 2021-D 1.864% (SOFR + 0.33%), 11/01/2035(c)	2,660	2,579,013
New York City Municipal Water Finance Authority Series 2014-D 5.00%, 06/15/2035	4,000	4,158,713

	Principal Amount (000)	U.S. $ Value

New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2036	$14,800	$16,087,399
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2012-B 5.00%, 11/01/2030	15,015	15,081,881
Series 2014-B1 5.00%, 08/01/2032	4,000	4,165,609
Series 2014-D1 5.00%, 02/01/2034	5,000	5,151,362
Series 2016-B 5.00%, 08/01/2032	10,000	10,761,894
Series 2017-E1 5.00%, 02/01/2036	2,500	2,684,894
Series 2022 4.00%, 02/01/2047	5,000	4,714,795
5.00%, 02/01/2044	3,000	3,258,769
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2015-E 5.00%, 03/15/2034	10,000	10,568,004
5.25%, 03/15/2033	2,000	2,136,393
Series 2020-D 4.00%, 02/15/2036	10,000	9,978,085
4.00%, 02/15/2047	6,000	5,674,760
New York State Dormitory Authority (Trustees of Columbia University in the City of New York (The)) Series 2016-A 5.00%, 10/01/2046	11,030	13,007,464
Series 2018-A 5.00%, 10/01/2048	5,000	5,883,441
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2020 2.75%, 09/01/2050	2,000	1,902,797
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2016-A 5.00%, 01/01/2034	2,070	2,192,123
New York State Thruway Authority (State of New York Pers Income Tax) Series 2021-A 4.00%, 03/15/2041	7,480	7,237,492
Series 2022-A 5.00%, 03/15/2039	15,500	17,045,466
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2013-A 5.00%, 03/15/2043	5,000	5,063,668

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 4.00%, 01/01/2036	$3,525	$3,328,538
Series 2020 4.00%, 10/01/2030	10,000	9,845,256
4.375%, 10/01/2045	1,000	924,002
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2022 5.00%, 12/01/2039	2,000	2,090,297
Niagara Area Development Corp. (Covanta Holding Corp.) Series 2018-A 4.75%, 11/01/2042(a)	3,235	3,112,912
Oneida County Local Development Corp. (Hamilton College) Series 2021 5.00%, 07/01/2051	3,200	3,594,854
Port Authority of New York & New Jersey Series 2014 5.00%, 09/01/2030	10,000	10,322,724
5.00%, 09/01/2031	3,750	3,870,288
Series 2021-2 4.00%, 07/15/2046	4,635	4,188,264
Triborough Bridge & Tunnel Authority Series 2020-A 5.00%, 11/15/2054	2,000	2,105,223
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.591%, 05/15/2036	2,000	1,604,251
2.917%, 05/15/2040	2,000	1,557,145
4.00%, 05/15/2046	3,000	2,836,650
Series 2021-B 4.00%, 05/15/2056	5,000	4,614,398
Series 2022-C 5.00%, 05/15/2047	5,000	5,405,787
5.25%, 05/15/2052	5,000	5,530,765
Westchester County Local Development Corp. (Westchester County Health Care Corp. Obligated Group) Series 2016 5.00%, 11/01/2046	2,000	1,980,253

		279,334,305

North Carolina – 0.3%
Fayetteville State University Series 2023 4.00%, 04/01/2024(a) (b)	140	141,878
4.00%, 04/01/2025(a) (b)	335	339,152
5.00%, 04/01/2026(a) (b)	375	391,813
State of North Carolina (State of North Carolina Fed Hwy Grant) Series 2015 5.00%, 03/01/2030	5,000	5,264,510

		6,137,353

	Principal Amount (000)	U.S. $ Value

North Dakota – 0.1%
City of Grand Forks ND (Altru Health System Obligated Group) Series 2021 4.00%, 12/01/2038	$1,000	$921,977

Ohio – 2.6%
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	16,925	16,095,518
County of Allen/OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) Series 2020 4.00%, 12/01/2040	4,490	4,403,696
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	8,000	8,165,318
County of Hamilton OH (UC Health Obligated Group) Series 2020 5.00%, 09/15/2050	3,045	3,136,755
Ohio Higher Educational Facility Commission (University of Dayton) Series 2022 5.00%, 02/01/2040	7,195	7,771,648
5.00%, 02/01/2052	4,500	4,779,834
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2020-A 5.00%, 12/01/2038	1,095	1,216,415

		45,569,184

Oklahoma – 0.5%
Oklahoma Development Finance Authority Series 2022 4.714%, 05/01/2052	5,000	4,953,349
Oklahoma Development Finance Authority (Gilcrease Expressway West) Series 2020 1.625%, 07/06/2023	785	769,262
Oklahoma Development Finance Authority (OU Medicine, Inc.) Series 2022-A 5.50%, 08/15/2044	2,360	2,109,699
Tulsa Airports Improvement Trust Series 2015-A 5.00%, 06/01/2035 (Pre-refunded/ETM)	1,000	1,038,693

		8,871,003

Oregon – 0.8%
Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2020-A 4.00%, 08/15/2050	5,000	4,541,866
Port of Portland OR Airport Revenue Series 2019 5.00%, 07/01/2049	5,000	5,162,340
Series 2022-2 4.00%, 07/01/2047	5,000	4,563,497

		14,267,703

	Principal Amount (000)	U.S. $ Value

Other – 0.4%
Federal Home Loan Mortgage Corp. Series 2021-ML12, Class AUS 2.34%, 07/25/2041(a)	$1,987	$1,673,026
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates 2.65%, 06/15/2036(a)	5,455	4,766,178

		6,439,204

Pennsylvania – 3.5%
Allegheny County Airport Authority Series 2021-A 4.00%, 01/01/2037	2,000	1,915,810
Bensalem Township School District Series 2013 5.00%, 06/01/2030 (Pre-refunded/ETM)	5,000	5,162,256
Berks County Industrial Development Authority (Tower Health Obligated Group) Series 2017 5.00%, 11/01/2047	600	466,558
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2020-B 5.00%, 02/01/2040	2,000	1,919,684
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2027	1,000	1,050,907
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2038	2,350	2,430,756
5.75%, 10/01/2043	5,000	5,152,666
Cumberland County Municipal Authority (Penn State Health Obligated Group) Series 2019 3.00%, 11/01/2038	1,875	1,560,480
4.00%, 11/01/2036	335	330,174
Geisinger Authority (Geisinger Health System Obligated Group) Series 2020 4.00%, 04/01/2039	3,820	3,607,775
4.00%, 04/01/2050	5,000	4,584,771
5.00%, 04/01/2043	6,250	6,882,224
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2022 5.00%, 05/01/2057	2,000	2,081,815

	Principal Amount (000)	U.S. $ Value

Montgomery County Industrial Development Authority/PA (ACTS Retirement-Life Communities, Inc. Obligated Group) Series 2020 5.00%, 11/15/2045	$440	$462,004
Moon Industrial Development Authority (Baptist Homes Society Obligated Group) Series 2015 6.125%, 07/01/2050	1,000	918,383
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 6.00%, 07/01/2045	5,375	4,978,875
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 2.37% (MUNIPSA + 0.70%), 11/15/2047(c)	5,000	4,837,989
Pennsylvania Turnpike Commission Series 2019-A 5.00%, 12/01/2038	2,655	2,844,322
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission Oil Franchise Tax) Series 2018-B 5.00%, 12/01/2038	1,500	1,614,590
5.00%, 12/01/2039	3,000	3,204,236
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015-A 6.375%, 06/01/2040	3,100	3,125,563
Philadelphia Gas Works Co. Series 2017 5.00%, 08/01/2042	2,000	2,083,615
Township of Lower Paxton PA Series 2014 5.00%, 04/01/2031 (Pre-refunded/ETM)	1,685	1,753,656

		62,969,109

Puerto Rico – 1.4%
Children’s Trust Fund Series 2008-A Zero Coupon, 05/15/2057	30,000	1,844,775
Commonwealth of Puerto Rico Series 2022-A 5.06%, 11/01/2051	3,485	1,716,363
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	6	5,823
Zero Coupon, 07/01/2033	564	320,293
4.00%, 07/01/2033	484	452,209
4.00%, 07/01/2035	17	15,537
4.00%, 07/01/2037	15	12,992
4.00%, 07/01/2041	20	17,205
4.00%, 07/01/2046	21	17,390
5.25%, 07/01/2023	511	518,116

	Principal Amount (000)	U.S. $ Value

5.375%, 07/01/2025	$621	$640,410
5.625%, 07/01/2027	861	912,336
5.625%, 07/01/2029	600	645,622
5.75%, 07/01/2031	170	185,983
Series 2022-C 0.00%, 11/01/2043	7,700	3,965,500
PR Custodial Trust Series 2022 5.50%, 07/01/2029	61	63,833
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	1,895	1,918,292
Puerto Rico Highway & Transportation Authority Series 2005-L 5.25%, 07/01/2041	1,370	1,370,666
Series 2007-C 5.50%, 07/01/2031	190	196,621
Series 2007-N 5.25%, 07/01/2034	1,915	1,943,232
5.25%, 07/01/2036	2,015	2,040,157
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	3,940	4,082,394
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	1,595	1,219,733
Series 2019-A 4.329%, 07/01/2040	1,504	1,460,038

		25,565,520

South Carolina – 2.4%
Columbia Housing Authority/SC Series 2022 4.80%, 11/01/2024	500	492,381
5.26%, 11/01/2032	100	99,837
5.41%, 11/01/2039	1,240	1,231,685
6.28%, 11/01/2039	100	99,367
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health, Inc.) Series 2020 5.00%, 12/01/2046	2,855	3,014,034
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051(a)	1,000	800,275
South Carolina Jobs-Economic Development Authority (Prisma Health Obligated Group) Series 2018-A 5.00%, 05/01/2048	1,000	1,043,853
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments LLC) Series 2022 0.00%, 06/01/2052	1,620	1,162,034

	Principal Amount (000)	U.S. $ Value

South Carolina Public Service Authority Series 2016-A 5.00%, 12/01/2036	$4,750	$4,913,763
Series 2016-B 5.00%, 12/01/2036	2,000	2,077,419
5.00%, 12/01/2046	4,525	4,642,788
5.00%, 12/01/2056	6,250	6,397,499
Series 2020-A 4.00%, 12/01/2042	2,000	1,848,674
Series 2021-B 4.00%, 12/01/2038	1,500	1,422,393
Series 2022-A 4.00%, 12/01/2047	10,000	9,103,694
4.00%, 12/01/2052	5,000	4,520,594

		42,870,290

Tennessee – 1.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	2,785	2,791,120
5.125%, 12/01/2042(a)	1,325	1,322,409
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2037	345	333,363
4.00%, 08/01/2038	495	477,355
5.00%, 08/01/2049	1,675	1,723,961
Memphis-Shelby County Airport Authority Series 2020-B 5.00%, 07/01/2023	3,000	3,054,439
5.00%, 07/01/2024	3,500	3,634,495
5.00%, 07/01/2025	2,250	2,362,080
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2016 5.00%, 07/01/2035	4,325	4,558,609
Wilson County Health & Educational Facilities Board Series 2021 4.00%, 12/01/2039	1,000	788,664
4.25%, 12/01/2024	1,000	946,711

		21,993,206

Texas – 6.5%
Abilene Convention Center Hotel Development Corp. (City of Abilene TX Abilene Convention Center Revenue) Series 2021-B 5.00%, 10/01/2050(a)	500	431,677

	Principal Amount (000)	U.S. $ Value

Arlington Higher Education Finance Corp. (Harmony Public Schools) Series 2016-A 5.00%, 02/15/2033	$1,410	$1,501,774
Bexar County Hospital District Series 2018 5.00%, 02/15/2048	9,000	9,505,321
Board of Regents of the University of Texas System Series 2020-A 5.00%, 08/15/2040	2,980	3,471,615
Central Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2032	1,600	1,672,154
5.00%, 01/01/2033	1,300	1,354,849
5.00%, 01/01/2034	1,350	1,403,816
Central Texas Turnpike System Series 2015-C 5.00%, 08/15/2034	10,000	10,308,042
City of El Paso TX Water & Sewer Revenue Series 2014 5.00%, 03/01/2030 (Pre-refunded/ETM)	1,000	1,038,711
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2031	2,500	2,561,210
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	505	507,156
Series 2015-B 5.00%, 07/15/2030	4,650	4,668,208
Series 2018 5.00%, 07/15/2028	1,300	1,338,540
City of San Antonio TX Electric & Gas Systems Revenue Series 2021-A 5.00%, 02/01/2046	1,500	1,603,917
County of Harris TX Series 2020-A 3.00%, 10/01/2045	1,600	1,256,800
Dallas Fort Worth International Airport Series 2022-A 4.507%, 11/01/2051	1,000	957,550
Grand Parkway Transportation Corp. Series 2018-A 5.00%, 10/01/2035	7,860	8,603,196
5.00%, 10/01/2036	10,000	10,928,171
Hidalgo County Regional Mobility Authority Series 2022-B Zero Coupon, 12/01/2042	2,000	638,431
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2044	1,785	1,823,744
Katy Independent School District Series 2022 4.00%, 02/15/2047	1,000	963,280

	Principal Amount (000)	U.S. $ Value

Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	$4,500	$4,562,464
New Hope Cultural Education Facilities Finance Corp. (Army Retirement Residence Obligated Group) Series 2022 5.75%, 07/15/2052	1,000	977,600
New Hope Cultural Education Facilities Finance Corp. (BSPV – Plano LLC) Series 2019 7.25%, 12/01/2053(e) (f)	1,000	900,000
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc. Obligated Group) Series 2021 2.00%, 11/15/2061	3,880	2,026,571
7.50%, 11/15/2036	970	866,368
7.50%, 11/15/2037	150	129,330
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	425	377,832
Series 2022 5.00%, 01/01/2057(b)	1,000	862,984
Newark Higher Education Finance Corp. (Abilene Christian University) Series 2022 4.00%, 04/01/2057	5,000	4,277,124
North East Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2046	3,330	3,388,920
North Texas Tollway Authority (North Texas Tollway System) Series 2008 Zero Coupon, 01/01/2036	7,200	4,204,053
Series 2015-A 5.00%, 01/01/2034	10,585	11,046,780
5.00%, 01/01/2035	5,000	5,210,483
Series 2015-B 5.00%, 01/01/2034	1,700	1,779,637
Series 2016-A 5.00%, 01/01/2036	1,000	1,058,762
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2021 1.875%, 01/01/2026(a)	850	776,987
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015-A 5.00%, 11/15/2045(e) (f)	3,785	1,514,000
Series 2015-B 5.00%, 11/15/2036(e) (f)	1,850	740,000

	Principal Amount (000)	U.S. $ Value

Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054	$2,118	$1,671,957
Texas State Public Finance Authority Charter School Finance Corp. (KIPP Texas, Inc.) Series 2014-A 5.00%, 08/15/2032	1,385	1,433,546
5.00%, 08/15/2034	1,945	2,010,186

		116,353,746

Utah – 0.2%
City of Salt Lake City UT Airport Revenue Series 2017-A 5.00%, 07/01/2047	3,515	3,599,120

Virginia – 0.6%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	738	712,611
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System/VA) Series 2020 4.00%, 07/01/2038	515	504,810
4.00%, 07/01/2045	690	643,772
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 03/01/2045(a)	1,415	1,423,517
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 4.00%, 01/01/2048	3,000	2,609,386
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo. LLC) Series 2022 4.00%, 01/01/2035	2,700	2,622,603
Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) Series 2020 5.00%, 01/01/2028	2,100	2,269,687

		10,786,386

Washington – 2.1%
City of Seattle WA Municipal Light & Power Revenue Series 2021-A 4.00%, 07/01/2035	5,000	5,157,119
Energy Northwest (Bonneville Power Administration) Series 2021 4.00%, 07/01/2042	10,000	9,741,895

	Principal Amount (000)	U.S. $ Value

Grays Harbor County Public Hospital District No. 2 Series 2018 5.00%, 12/15/2048	$5,650	$5,774,001
Port of Seattle WA Series 2019 4.00%, 04/01/2044	2,175	2,019,606
Series 2021 4.00%, 08/01/2040	2,000	1,914,806
Spokane County School District No. 81 Spokane Series 2012 3.00%, 12/01/2031	2,000	1,935,361
Washington Health Care Facilities Authority (Seattle Cancer Care Alliance Obligated Group) Series 2020 4.00%, 09/01/2045	455	425,787
5.00%, 09/01/2039	450	474,996
5.00%, 09/01/2040	700	737,179
5.00%, 09/01/2045	430	448,155
5.00%, 09/01/2050	500	514,491
Series 2021 3.00%, 12/01/2034(a)	425	377,246
4.00%, 12/01/2048(a)	1,740	1,608,512
5.00%, 12/01/2027(a)	440	477,999
5.00%, 12/01/2028(a)	305	334,055
5.00%, 12/01/2029(a)	170	187,753
5.00%, 12/01/2030(a)	265	293,418
5.00%, 12/01/2031(a)	265	290,758
5.00%, 12/01/2032(a)	225	244,027
5.00%, 12/01/2033(a)	245	264,387
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	2,323	2,117,284
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2044(a)	1,000	894,852
5.00%, 01/01/2055(a)	365	311,757

		36,545,444

West Virginia – 0.2%
Tobacco Settlement Finance Authority/WV Series 2020 3.00%, 06/01/2035	922	868,649
4.875%, 06/01/2049	2,000	1,804,073
West Virginia Economic Development Authority (Arch Resources, Inc.) Series 2021 4.125%, 07/01/2045	435	428,985

		3,101,707

Wisconsin – 3.5%
St. Croix Chippewa Indians of Wisconsin Series 2021 5.00%, 09/30/2041(a)	1,000	801,872

	Principal Amount (000)	U.S. $ Value

Wisconsin Health & Educational Facilities Authority (Gundersen Lutheran Obligated Group) Series 2021 4.00%, 10/15/2035	$1,375	$1,352,817
4.00%, 10/15/2036	2,600	2,552,210
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 2.25%, 11/01/2026	140	136,560
5.00%, 11/01/2046	250	224,757
5.00%, 11/01/2054	215	188,074
Wisconsin Health & Educational Facilities Authority (Thedacare, Inc. Obligated Group) Series 2019 4.00%, 12/15/2035	305	300,479
4.00%, 12/15/2036	335	328,546
4.00%, 12/15/2037	320	313,220
4.00%, 12/15/2038	335	326,689
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner LLC) Series 2022 4.625%, 03/15/2040(a)	255	229,559
Series 2022-A 3.875%, 12/01/2039(a)	1,170	1,047,132
Wisconsin Public Finance Authority Series 2022 6.00%, 02/01/2062(a)	1,700	1,732,542
Wisconsin Public Finance Authority (ACTS Retirement-Life Communities, Inc. Obligated Group) Series 2020 5.00%, 11/15/2041	500	529,263
Wisconsin Public Finance Authority (Beyond Boone LLC) AGM Series 2019 5.00%, 07/01/2044	700	742,540
5.00%, 07/01/2054	1,275	1,343,149
5.00%, 07/01/2058	1,500	1,580,175
Wisconsin Public Finance Authority (Blue Ridge Healthcare Obligated Group) Series 2020 5.00%, 01/01/2035	500	528,492
5.00%, 01/01/2036	500	526,692
5.00%, 01/01/2037	500	524,064
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(a)	6,750	6,378,323
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-A 5.00%, 01/01/2024	3,395	3,471,159
Series 2016-B 5.00%, 12/01/2025	1,795	1,884,756

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2052	$1,150	$1,191,613
5.75%, 02/01/2052(a)	1,500	1,504,973
Wisconsin Public Finance Authority (CHF - Wilmington LLC) AGM Series 2018 5.00%, 07/01/2053	3,565	3,673,145
Wisconsin Public Finance Authority (Moses H Cone Memorial Hospital Obligated Group) Series 2022-A 5.00%, 10/01/2052	15,000	15,709,446
Wisconsin Public Finance Authority (Pine Lake Preparatory, Inc.) Series 2015 5.50%, 03/01/2045(a)	3,465	3,499,633
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	2,000	2,026,520
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2015 5.875%, 04/01/2045	1,000	1,029,912
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(a)	5,500	3,756,252
Series 2022 4.00%, 06/01/2049(a)	1,000	719,503
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 5.00%, 02/01/2033	2,000	2,131,609

		62,285,676

Total Long-Term Municipal Bonds (cost $1,883,996,713)		1,781,261,503

Short-Term Municipal Notes – 0.3%
Michigan – 0.1%
L’Anse Creuse Public Schools Series 2019 1.69%, 05/01/2035(g)	1,200	1,200,000

New York – 0.1%
Metropolitan Transportation Authority Series 2015 1.65%, 11/01/2032(g)	1,100	1,100,000

Pennsylvania – 0.1%
Philadelphia Gas Works Co. Series 2016-A 1.65%, 09/01/2034(g)	2,900	2,900,000

Total Short-Term Municipal Notes (cost $5,200,000)		5,200,000

Total Municipal Obligations (cost $1,889,196,713)		1,786,461,503

	Principal Amount (000)	U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.4%
Agency CMBS – 0.4%
California Housing Finance Agency Series 2021-2, Class A 3.75%, 03/25/2035	$4,950	$4,849,019
Series 2021-3, Class X 0.787%, 08/20/2036(h)	2,274	142,853
Federal Home Loan Mortgage Corp. Series 2021-ML10, Class ACA 2.046%, 06/25/2038	989	806,220
Series 2021-ML10, Class AUS 2.032%, 01/25/2038	1,285	1,051,780
Washington State Housing Finance Commission Series 2021-1, Class X 0.726%, 12/20/2035(h)	1,967	103,829

Total Commercial Mortgage-Backed Securities (cost $8,466,421)		6,953,701

CORPORATES - NON-INVESTMENT GRADE – 0.0%
Financial Institutions – 0.0%
Banking – 0.0%
UMB Financial Corp. 10.00%, 01/01/2049(i) (j) (cost $740,705)	741	738,019

	Shares

SHORT-TERM INVESTMENTS – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.03%(k) (l) (m) (cost $876,390)	876,390	876,390

Total Investments – 100.8% (cost $1,899,280,229)(n)		1,795,029,613
Other assets less liabilities – (0.8)%		(14,565,122)

Net Assets – 100.0%		$1,780,464,491

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	11,290	01/15/2025	2.565%	CPI#	Maturity	$1,150,569	$—	$1,150,569
USD	5,645	01/15/2025	2.585%	CPI#	Maturity	570,791	—	570,791
USD	5,645	01/15/2025	2.613%	CPI#	Maturity	564,610	—	564,610

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	3,730	01/15/2025	4.028%	CPI#	Maturity	$158,419	$—	$158,419
USD	12,930	01/15/2026	CPI#	3.720%	Maturity	(614,156)	—	(614,156)
USD	17,700	01/15/2027	CPI#	3.466%	Maturity	(945,027)	(21,079)	(923,948)
USD	17,500	01/15/2027	CPI#	3.320%	Maturity	(1,092,337)	—	(1,092,337)
USD	14,020	01/15/2027	CPI#	3.323%	Maturity	(872,526)	—	(872,526)
USD	37,280	01/15/2028	1.230%	CPI#	Maturity	7,410,468	—	7,410,468
USD	30,890	01/15/2028	0.735%	CPI#	Maturity	7,252,458	—	7,252,458
USD	31,250	01/15/2029	CPI#	3.390%	Maturity	(1,270,741)	—	(1,270,741)
USD	20,860	01/15/2029	CPI#	3.735%	Maturity	(240,275)	—	(240,275)
USD	14,020	01/15/2029	CPI#	3.290%	Maturity	(686,773)	—	(686,773)
USD	10,715	01/15/2030	1.572%	CPI#	Maturity	2,044,725	—	2,044,725
USD	10,715	01/15/2030	1.587%	CPI#	Maturity	2,029,842	—	2,029,842
USD	10,500	01/15/2031	2.782%	CPI#	Maturity	902,619	—	902,619
USD	10,000	01/15/2031	2.680%	CPI#	Maturity	961,268	—	961,268
USD	8,450	01/15/2031	2.989%	CPI#	Maturity	550,168	—	550,168
USD	8,300	01/15/2032	CPI#	3.064%	Maturity	(436,038)	—	(436,038)
USD	8,280	04/15/2032	CPI#	2.909%	Maturity	(547,302)	—	(547,302)

						$16,890,762	$(21,079)	$16,911,841

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	30,000	01/15/2027	1 Day SOFR	2.540%	Annual	$(726,222)	$—	$(726,222)
USD	20,000	01/15/2027	1 Day SOFR	2.143%	Annual	(722,887)	—	(722,887)
USD	33,000	01/15/2029	1.363%	3 Month LIBOR	Semi-Annual/ Quarterly	3,734,876	(22,644)	3,757,520
USD	35,000	04/15/2032	2.120%	1 Day SOFR	Annual	2,285,174	—	2,285,174
USD	19,500	04/15/2032	2.569%	1 Day SOFR	Annual	515,944	—	515,944
USD	17,850	04/15/2032	1.280%	1 Day SOFR	Annual	2,471,737	—	2,471,737
USD	17,000	04/15/2032	1.737%	1 Day SOFR	Annual	1,676,786	—	1,676,786
USD	15,000	04/15/2032	1.848%	1 Day SOFR	Annual	1,335,027	—	1,335,027

						$10,570,435	$(22,644)	$10,593,079

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	22,105	10/09/2029	1.125%	SIFMA*	Quarterly	$1,991,045	$—	$1,991,045

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2022, the aggregate market value of these securities amounted to $157,557,172 or 8.8% of net assets.

(b)	When-Issued or delayed delivery security.

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2022.
(d)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Plymouth Educational Center Charter School Series 2005 5.375%, 11/01/2030	11/30/2005	$2,000,000	$1,220,000	0.07%

(e)	Non-income producing security.
(f)	Defaulted.
(g)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(h)	IO - Interest Only.
(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(j)	Fair valued by the Adviser.
(k)	Affiliated investments.
(l)	The rate shown represents the 7-day yield as of period end.
(m)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(n)

As of August 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $47,032,050 and gross unrealized depreciation of investments was $(121,786,701), resulting in net unrealized depreciation of $(74,754,651).

As of August 31, 2022, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.8% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

CCRC – Congregate Care Retirement Center

CFD – Community Facilities District

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

AB Municipal Income Fund, Inc.

AB National Portfolio

August 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$1,781,261,503	$—	$1,781,261,503
Short-Term Municipal Notes	—	5,200,000	—	5,200,000
Commercial Mortgage-Backed Securities	—	6,953,701	—	6,953,701
Corporates - Non-Investment Grade	—	—	738,019	738,019
Short-Term Investments	876,390	—	—	876,390

Total Investments in Securities	876,390	1,793,415,204	738,019	1,795,029,613
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	23,595,937	—	23,595,937
Centrally Cleared Interest Rate Swaps	—	12,019,544	—	12,019,544
Interest Rate Swaps	—	1,991,045	—	1,991,045
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(6,705,175)	—	(6,705,175)
Centrally Cleared Interest Rate Swaps	—	(1,449,109)	—	(1,449,109)

Total	$876,390	$1,822,867,446	$738,019	$1,824,481,855

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2022 is as follows:

Portfolio	Market Value 05/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$33,986	$241,563	$274,673	$876	$169